Financial risk management and financial instruments, Maximum Exposure to Credit Risk (Details) - USD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019		Oct. 31, 2018	[1]	Apr. 30, 2017	[1]
Exposure to Credit Risk [Abstract]
Trade receivables (gross)	$ 610.5	$ 835.5
Cash and cash equivalents	737.2	355.7	[1]	$ 620.9		$ 151.0
Credit Risk [Member]
Exposure to Credit Risk [Abstract]
Trade receivables (gross)	628.4	877.9
Cash and cash equivalents	737.2	355.7
Total	$ 1,365.6	$ 1,233.6

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.